Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial instruments measured at fair value on a recurring basis
Accrued liabilities	$ 24,705	$ 30,911
Non-recurring basis | Total
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM		25,765
Equity investment in ZIM	32,873
Long-term debt, including current portion	2,953,327	3,114,101
Vendor financing, including current portion	64,026	121,552
Accrued liabilities	24,705	30,911
Non-recurring basis | Total | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,274
Non-recurring basis | Total | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	30,923
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM		25,765
Equity investment in ZIM	32,873
Long-term debt, including current portion	2,953,327	3,114,101
Vendor financing, including current portion	64,026	121,552
Accrued liabilities	24,705	30,911
Non-recurring basis | Significant Other Observable Inputs (Level 2) | Unsecured 3% Series 1 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	6,274
Non-recurring basis | Significant Other Observable Inputs (Level 2) | Unsecured 5% Series 2 ZIM Notes due 2023
Financial instruments measured at fair value on a recurring basis
Receivable from ZIM	$ 30,923